CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			189 Months Ended	195 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011	Jan. 31, 2012
Revenues, net	$ 4,958	$ 29,560	$ 14,889	$ 203,503	$ 291,628	$ 1,172,611	$ 1,118,509	$ 5,082,133	$ 5,097,022
Cost of Goods Sold	3,630	23,766	6,892	87,878	155,619	812,266	527,733	1,609,266	1,616,158
Gross profit	1,328	5,794	7,997	115,625	136,009	360,345	590,776	3,472,867	3,480,864
Operating Expenses:
Research and development	729,166	3,227,057	2,708,668	6,105,057	10,250,397	13,361,156	13,561,681	126,988,728	129,697,396
Research and development - related party	0	0	0	0	0	0	0	220,218	220,218
Selling and marketing	73,397	194,463	149,058	598,950	1,025,774	3,709,767	2,120,903	9,168,039	9,317,097
General and administrative	984,996	2,551,832	2,406,280	7,152,996	13,392,920	12,719,239	11,164,352	142,912,977	145,319,257
General and administrative - related party	0	0	0	0	0	0	0	314,328	314,328
Total Operating Expenses	1,787,559	5,973,352	5,264,006	13,857,003	24,669,091	29,790,162	26,846,936	279,604,290	284,868,296
Operating Loss	(1,786,231)	(5,967,558)	(5,256,009)	(13,741,378)	(24,533,082)	(29,429,817)	(26,256,160)	(276,131,423)	(281,387,432)
Other Income (Expense):
Miscellaneous income (expense)	0	488,959	0	488,959	489,292	750	3	686,303	686,303
Income from assets held for investment, net	68,249	91,952	780,324	166,282	349,458	206,575	320,547	2,128,041	2,908,365
Interest income	246	1,600	765	4,831	6,455	27,045	237,977	7,780,374	7,781,139
Interest expense	(59,911)	(50,544)	(94,832)	(101,084)	(208,906)	(210,083)	(20,114,595)	(68,416,157)	(68,510,989)
Change in fair value of derivative warrant liability	(7,341,004)	198,685	(4,212,545)	1,068,217	2,220,916	4,125,590	0	365,463 [1]	(3,847,082) [2]
Loss on extinguishment of debt	0	0	0	0	0	0	0	(14,134,069)	(14,134,069)
Net Loss Before Undernoted	(9,118,651)	(5,236,906)	(8,782,297)	(12,114,173)	(21,675,867)	(25,279,940)	(45,812,228)	(347,721,467)	(356,503,764)
Minority Interest Share of Loss	0	0	0	0	0	0	0	3,038,185	3,038,185
Net Loss	(9,118,651)	(5,236,906)	(8,782,297)	(12,114,173)	(21,675,867)	(25,279,940)	(45,812,228)	(344,683,282)	(353,465,579)
Preferred Stock Dividend	0	0	0	0	766,417	0	0	3,061,474	3,061,474
Net Loss Available to Common Stockholders	$ (9,118,651)	$ (5,236,906)	$ (8,782,297)	$ (12,114,173)	$ (22,442,284)	$ (25,279,940)	$ (45,812,228)	$ (347,744,756)	$ (356,527,053)
Basic and Diluted Net Loss Per Common Share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.10)	$ (0.32)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (in shares)	320,557,459	277,337,452	316,950,033	273,945,717	284,818,486	250,949,333	144,409,840

[1]	(1) - includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2011" column. See Note 13 - Derivative Warrant Liability.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to January 31, 2012" column. See Note 11 - Derivative Warrant Liability.